SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) ¥ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 CNY (¥) shares	Jun. 30, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 CNY (¥)
Distoken Acquisition Corporation [Member]
Property, Plant and Equipment [Line Items]
Cash				$ 15,073	$ 96,486
Cash equivalents					0		0
Assets held in trust account							0
Income tax payable				447,288	434,911
Income tax expense benefit				$ 12,377	$ 434,911
Warrants outstanding | shares				7,617,500	7,617,500					7,617,500
Dilutive securities | shares					0	0	0	0
FDIC insured coverage amount					$ 250,000
Taxes payables				$ 447,288	434,911
Sales and excise tax payable, current				326,939	195,456
Deposits				250,000
Distoken Acquisition Corporation [Member] | State Administration of Taxation, China [Member]
Property, Plant and Equipment [Line Items]
Income tax payable					630,367
Distoken Acquisition Corporation [Member] | Chinese Income Tax Resident [Member]
Property, Plant and Equipment [Line Items]
Income tax expense benefit				$ 131,483	195,456		$ 0
Youlife International Holdings Inc [Member]
Property, Plant and Equipment [Line Items]
Income tax payable	$ 116,000				54,000				¥ 844	¥ 385	¥ 15,462
Income tax expense benefit	$ 834,000	¥ 6,063	¥ (23,814)		(4,261,000)	¥ (30,256)		¥ 18,551
Deposits					1,101,000					¥ 7,817	¥ 911
Foreign currency exchange differences recognized					$ 420,000	¥ 3,000
Convenience rate	7.2672				7.0999				7.2672	7.0999
Youlife International Holdings Inc [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Credit period					30 days	30 days
Youlife International Holdings Inc [Member] | Minimum [Member] | CHINA
Property, Plant and Equipment [Line Items]
Concentration risk, geographic					95%	95%	95%	95%
Youlife International Holdings Inc [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Credit period					90 days	90 days
Youlife International Holdings Inc [Member] | Computer Software, Intangible Asset [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life					3 years					3 years
Youlife International Holdings Inc [Member] | Computer Software, Intangible Asset [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life					10 years					10 years
Youlife International Holdings Inc [Member] | Customer Relationships [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life					2 years					2 years
Youlife International Holdings Inc [Member] | Customer Relationships [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life					10 years					10 years
Youlife International Holdings Inc [Member] | Trademarks [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life					10 years					10 years